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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
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                       SUPPLEMENT DATED DECEMBER 22, 2006
                                       To
                       MetLife Retirement Account Annuity
                 Prospectus Dated May 1, 2006 (As Supplemented)

                            MetLife Target Maturity
                 Prospectus Dated May 1, 2006 (As Supplemented)

                        Registered Fixed Account Option
              Prospectus Dated November 7, 2006 (As Supplemented)

                                     T-Mark
                 Prospectus Dated May 1, 2006 (As Supplemented)


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference.
Please contact us at 1-800-233-3591, if you have any questions.

On December 22, 2006, MetLife Insurance Company of Connecticut (the "Company") filed its Form 8-K/A to amend the 8-K filed on October 11, 2006, in connection with the acquisition by the Company of all the outstanding stock of MetLife Investors USA Insurance Company. The purpose of the 8-K/A is to file the financial statements of MetLife Investors USA Insurance Company and the pro forma financial information for the Company.